Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA SERIES, INC.

Focused Dividend Strategy Portfolio

SunAmerica Strategic Value Portfolio

(Each a “Portfolio,” and collectively the “Portfolios”)

Supplement dated October 7, 2013

to the Statement of Additional Information (“SAI”) dated May 14, 2013,

as supplemented and amended to date

Effective October 18, 2013, Timothy Pettee, Timothy Campion and Andrew Sheridan will serve as co-portfolio managers of the Portfolios, replacing Brendan Voege. Accordingly, under the heading “Additional Information about the Portfolio Managers—Other Accounts” on page B-47 of the SAI, the information pertaining to the Portfolios is hereby deleted and replaced with the following:

			Number of Other Accounts Managed And Total Assets ($ in millions except as noted) by Account			Number of Accounts And Total Assets ($ in millions except as noted) for Which Advisory Fee Is Performance Based
Portfolio	Advisers/ Subadviser	Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
Dividend Strategy Portfolio	SunAmerica	Timothy Pettee	13 $6,869	– –	– –	– –	– –	– –
Dividend Strategy Portfolio	SunAmerica	Timothy Campion	16 $10,657	– –	– –	– –	– –	– –
Dividend Strategy Portfolio	SunAmerica	Andrew Sheridan	8 $1,243	– –	– –	– –	– –	– –
Strategic Value Portfolio	SunAmerica	Timothy Pettee	13 $13,029	– –	– –	– –	– –	– –
Strategic Value Portfolio	SunAmerica	Timothy Campion	16 $16,817	– –	– –	– –	– –	– –
Strategic Value Portfolio	SunAmerica	Andrew Sheridan	8 $7,403	– –	– –	– –	– –	– –

Additionally, under the heading “Additional Information about the Portfolio Managers—Portfolio Ownership,” on page B-47 of the SAI, the information pertaining to the Portfolios is hereby deleted and replaced with the following:

Portfolio	Name of Adviser	Name of Portfolio Managers	Dollar Range of Equity Securities beneficially owned in each Fund managed by the named Portfolio Manager
Dividend Strategy	SunAmerica	Timothy Pettee	None
Dividend Strategy	SunAmerica	Timothy Campion	None
Dividend Strategy	SunAmerica	Andrew Sheridan	None
Strategic Value Portfolio	SunAmerica	Timothy Pettee	None
Strategic Value Portfolio	SunAmerica	Timothy Campion	None
Strategic Value Portfolio	SunAmerica	Andrew Sheridan	None

Capitalized terms used herein but not defined have the meanings assigned to them in the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_S5118FOC2_5-13